Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038-4982

November 27, 2006	Nicole M. Runyan Direct Dial 212.806.6443 Direct Fax 212.806.7143 nrunyan@stroock.com

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549
Attention: John Grzeskiewicz

Re: Dreyfus Municipal Funds, Inc. (File No. 811-6377)

Dear Ladies and Gentlemen:

On behalf of Dreyfus Municipal Funds, Inc. (the “Registrant”), transmitted herewith is the Registrant’s registration statement on Form N-14 (the “Registration Statement”). The Registration Statement contains two separate Prospectus/Proxy Statements (each, a “Prospectus/Proxy”), on behalf of its series, Dreyfus Premier Select Municipal Bond Fund. The first Prospectus/Proxy reflects a proposal to the Class A, B, C and Z shareholders of Dreyfus Premier Select Intermediate Municipal Bond Fund, also a series of the Registrant, to transfer the assets of Dreyfus Premier Select Intermediate Municipal Bond Fund, subject to its liabilities, to Dreyfus Premier Select Municipal Bond Fund in exchange for Class A, B, C and Z shares, respectively, of Dreyfus Premier Select Municipal Bond Fund.

The second Prospectus/Proxy reflects a proposal to the Class A, B and C shareholders of The Texas Series of Dreyfus Premier State Municipal Bond Fund to transfer the assets of Texas Series, subject to its liabilities, to Dreyfus Premier Select Municipal Bond Fund in exchange for Class A, B and C shares, respectively, of Dreyfus Premier Select Municipal Bond Fund.

The Registrant and Dreyfus Premier State Municipal Bond Fund are both open-end investment companies advised by The Dreyfus Corporation.

Upon consummation of the respective reorganization of Dreyfus Premier Select Intermediate Municipal Bond Fund and Texas Series, the Class A, B, C and Z shares of Dreyfus Premier Select Municipal Bond Fund received by Dreyfus Premier Select Intermediate Municipal Bond Fund and the Class A, B and C shares of Dreyfus Premier Select Municipal Bond Fund received by Texas Series, will be distributed to Class A, B, C and Z shareholders of Dreyfus Premier Select Intermediate Municipal Bond Fund and Texas Series, as applicable, so that each shareholder would receive a pro rata distribution of Class A, B, C or Z shares of Dreyfus Premier Select Municipal Bond Fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Class A, B, C or Z shares of Dreyfus Premier Select Intermediate Municipal Bond Fund or Texas series, as applicable, as of the date of the relevant reorganization.

The Registration Statement is being filed pursuant to Rule 488 under the Securities Act of 1933, as amended. The Registrant will file a Post-Effective Amendment that will include a copy of the final tax opinion.

The Special Meetings of Shareholders of Dreyfus Premier Select Intermediate Municipal Bond Fund and Texas Series are currently planned for March 1, 2007. Each of Dreyfus Premier Select Intermediate Municipal Bond Fund and Texas Series intends to mail its Prospectus/Proxy to shareholders in late December 2006.

Please telephone the undersigned at 212.806.6443, or David Stephens of this office at 212.806.6138, if you have any questions.

Very truly yours,

/s/ Nicole M. Runyan
Nicole M. Runyan

cc: David Stephens